FINANCING RECEIVABLES, NET - Activities in the provision for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing Receivable, Provision for credit losses
(Provisions) Reversals	¥ (124,335)	$ (19,511)	¥ 26,650	¥ (38,425)
Write-offs	119,892		0	0
Provision for credit losses	¥ (131,762)		(127,319)	(93,070)
Adjustment for change in accounting standard
Financing Receivable, Provision for credit losses
Provision for credit losses				(60,899)
Adjusted balance after adjustment for change in accounting standard
Financing Receivable, Provision for credit losses
Provision for credit losses			¥ (127,319)	¥ (153,969)	¥ (54,645)